CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jul. 01, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
ASSETS
Cash and cash equivalents	$ 664,321		$ 288,782	$ 332,509
Other receivables, net	18,937		28,257
Prepaid expenses	937		648
Total current assets	1,387,558		1,174,494
Total assets	1,594,253		1,360,835
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued liabilities	38,633		31,595
Total liabilities	452,285		371,949
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,537,099 shares issued and 61,367,337 shares issued and outstanding as of June 30, 2020 and 2021, respectively	61		61
Additional paid-in capital	233,768		224,043
Retained earnings		$ 744,022
Accumulated other comprehensive (loss) income	32,814		(63,517)
Total equity	1,141,968		988,886	$ 947,160	$ 842,353
Total liabilities and equity	1,594,253		1,360,835
Parent Company
ASSETS
Cash and cash equivalents	7,824		13,265
Short-term investments			11,318
Other receivables, net			31
Amounts due from subsidiaries	53,503		53,503
Prepaid expenses	166		97
Total current assets	61,493		78,214
Investment in subsidiaries	1,221,755		1,046,725
Total assets	1,283,248		1,124,939
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued liabilities	5,143
Amounts due to subsidiaries	140,415		140,456
Total liabilities	145,558		140,456
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,537,099 shares issued and 61,367,337 shares issued and outstanding as of June 30, 2020 and 2021, respectively	61		61
Additional paid-in capital	233,768		224,043
Retained earnings	871,047		823,896
Accumulated other comprehensive (loss) income	32,814		(63,517)
Total equity	1,137,690		984,483
Total liabilities and equity	$ 1,283,248		$ 1,124,939